Risk Management	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Risk Management
45.	Risk Management
The Company manages various risks that may arise from each business segment, primarily focusing on credit risk, market risk, interest rate risk, and liquidity risk. These risks are identified, measured, managed, and reported in accordance with the Company’s established basic policy for risk management.

(1)	Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.
Details of the Company’s capital management accounts as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Total borrowings and debt securities	￦	132,533,400	129,769,292
Cash and cash equivalents		2,382,979	2,240,811

Net borrowings and debt securities		130,150,421	127,528,481

Total equity		41,362,833	49,322,944

Debt to equity ratio		314.66%	258.56%

(2)	Financial risk management
The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains consistent with the prior year.

(i)	Credit risk
Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management
Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account
In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.
Allowance for bad debts assessed on a collective basis are recognized for (i) the Company of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Cash and cash equivalents	￦	2,382,979	2,240,811
Financial assets at fair value through profit or loss (*1)		2,013,948	1,800,539
Derivative assets (trading)		1,846,527	1,548,015
Financial assets at fair value through other comprehensive income (debt securities)		5,045	4,794
Financial assets at amortized cost		30,233	31,117
Loans		908,148	986,528
Long-term/short-term financial instruments		1,960,140	2,882,131
Derivative assets (applying hedge accounting)		844,637	487,535
Trade and other receivables		15,373,625	15,742,665
Financial guarantee contracts (*2)		5,151,554	4,091,813

(*1)	Equity investments held by the C om pany are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.
For the year ended December 31, 2025, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk
Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, foreign currency risk and other price risk.

(iii)	Sensitivity analysis
Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation
A sensitivity analysis of defined benefit obligation assuming a 1%p increase and decrease in the actuarial valuation assumptions as of December 31, 2024 and 2025 are as follows:

			2024		2025
Type	Accounts		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	473,627	(413,799)	460,237	(412,611)
Discount rate	Increase (decrease) in defined benefit obligation		(429,517)	506,031	(427,236)	491,119
Changes of employee benefits assuming a 1%
p
increase and decrease in discount rate on plan asset for the years ended December 31, 2024 and 2025 are W36,602 million and W32,726 million, respectively.

②	Provisions
The underlying assumptions to estimate provisions as of December 31, 2024 and 2025 are as follows:

Accounts	Type	2024	2025
PCBs	Inflation rate	2.80%	3.29%
	Discount rate	2.90%	3.24%
Nuclear plants	Inflation rate	2.02%	2.04%
	Discount rate	2.78%	2.89%
Spent fuel	Inflation rate	1.91%	2.04%
	Discount rate	2.49%	2.47%
Radioactive waste	Inflation rate	3.32%	2.45%
	Discount rate	4.17%	4.03%
A sensitivity analysis of provisions assuming a 0.1%p increase and decrease in the underlying assumptions as of December 31, 2024 and 2025 are as follows:

			2024		2025
Type	Accounts		0.1%p Increase	0.1%p Decrease	0.1%p Increase	0.1%p Decrease

			In millions of won
Discount rate	PCBs	￦	(58)	58	(17)	17
	Nuclear plants		(464,727)	481,899	(478,760)	495,645
	Spent fuel		(129,983)	130,679	(147,517)	157,989
	Radioactive waste		(11,363)	11,478	(13,625)	14,951
Inflation rate	PCBs		58	(58)	17	(17)
	Nuclear plants		507,814	(490,386)	523,954	(506,787)
	Spent fuel		133,847	(128,527)	158,525	(148,263)
	Radioactive waste		11,167	(11,075)	14,868	(13,625)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2024 and 2025 are as follows:

	Assets		Liabilities
Type	2024	2025	2024	2025
	In thousands of foreign currencies
AED	33,465	51,617	8,795	4,927
AUD	26	49	64	—
BDT	2,252	2,251	—	—
BWP	768	726	—	—
EGP	203,044	759,561	—	—
CAD	2	579	61	—
CHF	—	—	100,686	99,946
DOP	7,772	6,378	—	—
EUR	20,433	89,734	47,829	44,482
GBP	139	90	4	—
HKD	—	—	5,093,862	6,286,899
IDR	37,830,902	37,788,922	4,027,099	49,014,235
INR	1,037,437	1,175,785	225,042	161,578
JOD	902	646	49,128	433
JPY	23,798	60,443	7,483,199	746,066
KZT	1,510	1,485	—	—
MGA	5,452,745	7,038,637	248,175	577,908
MMK	188,021	188,021	—	—
MYR	2,805	2,805	—	—
PHP	19,401	71,400	—	—
PKR	68,734,242	64,839,210	10,418	10,418
RON	—	748	—	—
SAR	1,087	1,069	—	—
SEK	—	—	449,302	449,349
SGD	291	1,783	110	—
USD	1,651,765	1,356,230	15,364,685	13,851,077
UYU	99,189	93,414	1,141	1,285
VND	733,338	772,198	587,003	—
ZAR	79,897	84,167	—	—

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2024 and 2025 are as follows:

		2024		2025
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(2,114,808)	2,114,808	(1,885,349)	1,885,349
Increase (decrease) of shareholder’s equity (*)		(2,114,808)	2,114,808	(1,885,349)	1,885,349

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.
The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2024 and 2025.
To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into currency forward agreements.
There is an economic relationship between the hedged item and the hedging instrument as the terms of cross-currency swap agreement is consistent with the terms of expected transaction (repayment of foreign debt securities and others). The hedging ratio is 1:1 as the risk of cross-currency swap agreement matches the hedged instrument. As of December 31, 2025, the hedging instrument (cross-currency swap) hedges the risk of the hedged item(repayment of foreign debt securities and others).

②	Interest rate risk
The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1%p increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2024 and 2025 are as follows:

Type		2024	2025

		In millions of won
Short-term borrowings	￦	4,069,444	2,747,687
Long-term borrowings		10,112,707	10,787,203
Debt securities		41,578	1,619,967

	￦	14,223,729	15,154,857

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1%p increase and decrease in interest for the years ended December 31, 2024 and 2025 are as follows:

		2024		2025
Type		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(142,237)	142,237	(151,549)	151,549
Increase (decrease) of shareholder’s equity (*)		(142,237)	142,237	(151,549)	151,549

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings. To manage this, the Company enters into interest rate swaps, in which it agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount. The above analysis measures the interest rate risk before reflecting the hedge effect by related derivatives.

③	Electricity rates risk
The Company is exposed to electricity rates risk due to changes in government regulations and policies on national power supply schemes and electricity billing rates, in consideration of the national economy.
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2024 and 2025 is as follows:

		2024		2025
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	888,898	(888,898)	930,046	(930,046)
Increase (decrease) of shareholder’s equity (*)		888,898	(888,898)	930,046	(930,046)

(*)	The effect on the equity excluding the impact of income taxes.

(iv)	Liquidity risk
The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.
In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, for large-scale capital investments, the Company minimizes liquidity risk by aligning the funding maturity through the use of internally generated funds or long-term borrowings.
The expected maturities for non-derivative financial liabilities as of December 31, 2024 and 2025 in detail are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	18,887,527	430,883	1,300,087	2,032,303	22,650,800
Debt securities		28,967,125	29,601,867	39,451,207	28,885,833	126,906,032
Lease liabilities		632,878	553,030	1,264,310	1,670,416	4,120,634
Trade and other payables (*1)		8,807,823	354,778	631,653	526,846	10,321,100
Financial guarantee contracts (*2)		3,156,187	1,712,801	270,806	11,760	5,151,554

	￦	60,451,540	32,653,359	42,918,063	33,127,158	169,150,120

(*1)	Excludes lease liabilities.
(*2)
The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, and it is classified by maturity of the guarantee contracts. The maximum amount of guarantee that may be called upon at the earliest period is W5,151,554 million. As of December 31, 2024, the Company has recognized W30,924 million as a provision for financial guarantee contracts.

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	20,100,531	597,717	792,513	2,512,018	24,002,779
Debt securities		29,172,320	28,897,889	37,383,870	24,539,981	119,994,060
Lease liabilities		526,324	473,319	1,140,684	1,407,310	3,547,637
Trade and other payables (*1)		8,111,566	343,906	618,231	425,896	9,499,599
Financial guarantee contracts (*2)		4,091,813	—	—	—	4,091,813

	￦	62,002,554	30,312,831	39,935,298	28,885,205	161,135,888

(*1)	Excludes lease liabilities.
(*2)
The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, allocated to the earliest period in which the guarantee may be called upon. As of December 31, 2025, the Company has recognized W50,709 million as a provision for financial guarantee contracts.

As the Company manages liquidity based on net assets and net liabilities, information about non-derivative financial assets should be included in the disclosure for better understanding of liquidity risk management.
The expected maturities for non-derivative financial assets as of December 31, 2024 and 2025 in detail are as follows:

		2024
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,382,979	—	—	—	2,382,979
Financial assets at fair value through other comprehensive income		—	—	—	674,850	674,850
Financial assets at amortized cost		20,418	1,333	8,482	—	30,233
Loans		110,005	347,251	369,851	118,013	945,120
Long-term/short-term financial instruments		1,147,929	583	—	811,628	1,960,140
Financial assets at fair value through profit or loss		1,467,954	346,982	780,130	494,710	3,089,776
Trade and other receivables		12,245,159	1,506,085	2,126,928	—	15,878,172

	￦	17,374,444	2,202,234	3,285,391	2,099,201	24,961,270

		2025
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,240,811	—	—	—	2,240,811
Financial assets at fair value through other comprehensive income		—	—	—	885,173	885,173
Financial assets at amortized cost		21,663	9,454	—	—	31,117
Loans		96,582	420,903	344,853	159,449	1,021,787
Long-term/short-term financial instruments		1,997,644	19,423	—	865,064	2,882,131
Financial assets at fair value through profit or loss		1,309,159	325,496	681,967	487,841	2,804,463
Trade and other receivables		12,840,965	2,063,420	4,768,062	—	19,672,447

	￦	18,506,824	2,838,696	5,794,882	2,397,527	29,537,929

(*)	The maturities cannot be presently determined.
Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2024 and 2025 are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(46,087)	(61,259)	(73,017)	(31,760)	(212,123)
— Hedging		—	—	—	(4,895)	(4,895)

	￦	(46,087)	(61,259)	(73,017)	(36,655)	(217,018)

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(53,973)	(14,327)	(10,395)	(89,024)	(167,719)
— Hedging		—	—	—	(126)	(126)

	￦	(53,973)	(14,327)	(10,395)	(89,150)	(167,845)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2024 and 2025 are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		481,359	685,807	689,026	91,324	1,947,516
— Hedging		363,184	354,837	113,958	6,213	838,192

	￦	844,543	1,040,644	802,984	97,537	2,785,708

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		570,013	514,581	519,945	65,876	1,670,415
— Hedging		342,047	55,569	55,245	26,663	479,524
— Others			35,462			35,462

	￦	912,060	605,612	575,190	92,539	2,185,401

(3)	Fair value risk
The fair value of the Company’s actively-traded financial instruments (i.e., FVTPL, FVOCI, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.
The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.
For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting the future contractual cash flows based on current market interest rates applied to similar financial instruments.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2024 and 2025 are as follows:

		2024		2025
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	674,850	674,850	885,173	885,173
Derivative assets (trading)		1,846,527	1,846,527	1,548,015	1,548,015
Derivative assets (hedge designated)		844,637	844,637	487,535	487,535
Financial assets at fair value through profit or loss		2,176,172	2,176,172	1,995,226	1,995,226

	￦	5,542,186	5,542,186	4,915,949	4,915,949

Assets carried at amortized cost
Financial assets at amortized cost	￦	30,233	30,233	31,117	31,117
Loans and receivables		908,148	908,148	986,528	986,528
Trade and other receivables		15,373,625	15,373,625	15,742,665	15,742,665
Long-term financial instruments		812,211	812,211	884,487	884,487
Short-term financial instruments		1,147,929	1,147,929	1,997,644	1,997,644
Cash and cash equivalents		2,382,979	2,382,979	2,240,811	2,240,811

	￦	20,655,125	20,655,125	21,883,252	21,883,252

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	279,932	279,932	165,373	165,373
Derivative liabilities (hedge designated)		4,893	4,893	126	126

	￦	284,825	284,825	165,499	165,499

Liabilities carried at amortized cost
Secured borrowings	￦	1,443,125	1,443,125	1,245,289	1,245,289
Unsecured bond		111,874,019	110,798,858	107,772,996	106,751,304
Lease liabilities		3,699,456	3,699,456	3,150,880	3,150,880
Unsecured borrowings		19,040,213	18,994,676	20,520,567	20,473,189
Trade and other payables (*)		10,321,100	10,321,100	9,499,599	9,499,599
Bank overdraft		176,043	176,043	230,440	230,440

	￦	146,553,956	145,433,258	142,419,771	141,350,701

(*)	Excludes lease liabilities.

(ii)	Interest rates used for determining fair value
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.
The discount rates used for calculating fair value as of December 31, 2024 and 2025 are as follows:

Type	2024	2025
Derivatives	0.03% ~ 4.88%	0.00% ~ 4.88%
Borrowings and debt securities	0.96% ~ 5.84%	0.33% ~ 5.50%
Finance lease	0.00% ~ 17.15%	0.00% ~ 17.37%

(iii)	Fair value hierarchy
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3: Inputs that are not based on observable market data.
Fair values of financial instruments by hierarchy level as of December 31, 2024 and 2025 are as follows:

		2024
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	360,096	—	314,754	674,850
Derivative assets		—	2,691,164	—	2,691,164
Financial assets at fair value through profit or loss		—	2,169,300	6,872	2,176,172

	￦	360,096	4,860,464	321,626	5,542,186

Financial liabilities at fair value
Derivative liabilities	￦	—	284,825	—	284,825

		2025
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	517,251	—	367,922	885,173
Derivative assets		—	1,937,554	97,996	2,035,550
Financial assets at fair value through profit or loss		—	1,988,813	6,413	1,995,226

	￦	517,251	3,926,367	472,331	4,915,949

Financial liabilities at fair value
Derivative liabilities	￦	—	75,185	90,314	165,499
The fair value of financial assets traded in the market (including those measured at FVTPL and FVOCI) is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unmarketable financial assets (including those measured at FVTPL and FVOCI) is calculated using the fair value measurement performed by external pricing service agents. In addition, the Company considered the major economic indicators and economic environment of the derivatives to be evaluated, and measured the fair value of the derivatives using a discounted cash flow model that reflects the Company’s credit risk.

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,735	—	22	115	—	—	6,872
Financial assets at fair value through other comprehensive income
Unlisted securities		212,762	4,000	—	88,256	—	4,691	309,709
Debt securities		4,627	—	—	418	—	—	5,045

		2025
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,872	—	—	(459)	—	—	6,413
Financial assets at fair value through other comprehensive income
Unlisted securities		309,709	—	—	52,343	(10)	1,086	363,128
Debt securities		5,045	—	—	(251)	—	—	4,794
Derivatives
Others		—	7,496	129,359	8,293	(53,373)	6,221	97,996
Financial liabilities at fair value
Derivatives
Others		—	3	170,244	(11,282)	(67,752)	(899)	90,314